Offerings	Jul. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.002 per share, issuable pursuant to the Notes
Amount Registered | shares	34,810,127
Proposed Maximum Offering Price per Unit	2.9850
Maximum Aggregate Offering Price	$ 103,908,229.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,349.73
Offering Note	Represents the Registrant's Class B ordinary shares, issuable upon conversion or otherwise pursuant to the terms of the Notes issued and issuable to the Note Investor.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes is based upon $2.9850, which is the average of the high and low closing sale prices of the shares of ordinary shares as of July 28, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.002 per share, issued pursuant to the Share Subscription Agreement
Amount Registered | shares	1,542,176
Proposed Maximum Offering Price per Unit	2.9850
Maximum Aggregate Offering Price	$ 4,603,395.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.73
Offering Note	Represents the Registrant's Class B ordinary shares, issued pursuant to the Share Subscription Agreement to Loop Capital.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares is based upon $2.9850, which is the average of the high and low closing sale prices of the shares of ordinary shares as of July 28, 2026, as reported on The Nasdaq Capital Market.